Other financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities related to unit-linked investment contracts	$ 25,087	$ 24,317	$ 21,679
Securities financing transactions	7,436	6,190	9,461
Over-the-counter debt instruments	1,828	1,882	2,450
of which: life-to-date own credit (gain) / loss	(26)	(27)	(51)
Other	56	5	5
Total other financial liabilities designated at fair value	$ 34,407	$ 32,394	$ 33,594